Post-employment benefits (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Summary of Defined Benefit Plan Expense
Defined benefit plan expense

	For the three months ended						For the six months ended
$ millions	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$64	$64	$57	$1	$1	$1	$128	$114	$2	$2
Net interest (income) expense	(23)	(24)	(20)	5	5	5	(47)	(40)	10	10
Interest expense on effect of asset ceiling	1	1	1	–	–	–	2	2	–	–
Plan administration costs	2	2	2	–	–	–	4	4	–	–
Net defined benefit plan expense recognized in net income	$44	$43	$40	$6	$6	$6	$87	$80	$12	$12

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

	For the three months ended			For the six months ended
$ millions	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30
Defined contribution pension plans	$21	$16	$23	$37	$43
Government pension plans (1)	64	61	58	125	114
Total	$85	$77	$81	$162	$157
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the six months ended
$ millions	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2026 Jan. 31	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30	2026 Apr. 30	2025 Apr. 30
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$149	$153	$260	$6	$6	$8	$302	$94	$12	$1
Net actuarial gains (losses) on plan assets	29	(117)	(334)	–	–	–	(88)	(135)	–	–
Changes in asset ceiling excluding interest income	–	1	–	–	–	–	1	1	–	–
Net remeasurement gains (losses) recognized in OCI	$178	$37	$(74)	$6	$6	$8	$215	$(40)	$12	$1
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.